Debt and Financing Arrangements Financing Arrangements (Details) ¥ in Billions	3 Months Ended								12 Months Ended
	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Dec. 31, 2015	Sep. 30, 2015 USD ($)	Sep. 30, 2015 EUR (€)	Jun. 30, 2015 EUR (€)	Mar. 31, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 EUR (€)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 EUR (€)	Sep. 30, 2015 EUR (€)	Jun. 30, 2015 JPY (¥)
Debt Instrument [Line Items]
Amount Of Credit Facility Retired | €												€ 390,000,000
Number of term loans repaid									3	3
Debt traunches									4	4
Four Point Eight Seven Five Percent Due Two Thousand Twenty Six [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 900,000,000								$ 900,000,000
Interest rate on notes	4.875%								4.875%			4.875%
Three Point Five Percent Due Two Thousand Twenty Four [Member]
Debt Instrument [Line Items]
Debt instrument, face amount | €												€ 1,000,000,000
Interest rate on notes	3.50%								3.50%			3.50%
135 million USD revolving credit facility
Debt Instrument [Line Items]
Amount of credit facility	$ 135,000,000								$ 135,000,000
1.4% Due in 2018
Debt Instrument [Line Items]
Long-term Debt	301,000,000				$ 303,000,000				301,000,000		$ 303,000,000
Debt instrument, face amount	$ 300,000,000				$ 300,000,000				$ 300,000,000		$ 300,000,000
Interest rate on notes	1.40%				1.40%				1.40%		1.40%	1.40%	1.40%
3.625% Due in 2024
Debt Instrument [Line Items]
Long-term Debt	$ 500,000,000				$ 500,000,000				$ 500,000,000		$ 500,000,000
Debt instrument, face amount	$ 500,000,000				$ 500,000,000				$ 500,000,000		$ 500,000,000
Interest rate on notes	3.625%				3.625%				3.625%		3.625%	3.625%	3.625%
237 Million Euro Revolving Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period | €										€ 0
4.625% Due in 2044
Debt Instrument [Line Items]
Long-term Debt	$ 447,000,000				$ 447,000,000				$ 447,000,000		$ 447,000,000
Debt instrument, face amount	$ 450,000,000				$ 450,000,000				$ 450,000,000		$ 450,000,000
Interest rate on notes	4.625%				4.625%				4.625%		4.625%	4.625%	4.625%
4.95% Due in 2064
Debt Instrument [Line Items]
Long-term Debt	$ 449,000,000				$ 449,000,000				$ 449,000,000		$ 449,000,000
Debt instrument, face amount	$ 450,000,000				$ 450,000,000				$ 450,000,000		$ 450,000,000
Interest rate on notes	4.95%				4.95%				4.95%		4.95%	4.95%	4.95%
70 million euro floating rate credit facility
Debt Instrument [Line Items]
Long-term Debt | €							€ 70,000,000
Repayments of Debt | €							€ 32,000,000
Committed Five-year Credit Facility
Debt Instrument [Line Items]
Amount Of Credit Facility Retired					$ 2,500,000,000						$ 2,500,000,000
Length of Credit Facility					5 years	5 years
Four Point Eight Seven Five Percent Due Two Thousand Twenty Six [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	10 years
Three Point Five Percent Due Two Thousand Twenty Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	8 years
500 million USD floating rate term loan maturing in September 2016 [Member]
Debt Instrument [Line Items]
Debt retired, amount	$ 500,000,000
100 Million USD floating rate term loan maturing in Nov 2016 [Domain]
Debt Instrument [Line Items]
Debt Instrument, Term		9 months	9 months
Short-term Bank Loans and Notes Payable | €												€ 100,000,000
37 Million euro revolving credit facility [Domain]
Debt Instrument [Line Items]
Debt retired, amount | €			€ 37,000,000
100 Million euro revolving credit facility [Domain]
Debt Instrument [Line Items]
Debt Instrument, Term		9 months	9 months
Short-term Bank Loans and Notes Payable | €												€ 100,000,000
200 Million USD floating rate term loan maturing in October 2016 [Domain]
Debt Instrument [Line Items]
Debt Instrument, Term		10 months	10 months
Short-term Bank Loans and Notes Payable	200,000,000								$ 200,000,000
125 Million USD floating term loan maturing in October 2016 [Domain]
Debt Instrument [Line Items]
Debt Instrument, Term				10 months
Short-term Bank Loans and Notes Payable	125,000,000								$ 125,000,000
5.5 % Due in 2016
Debt Instrument [Line Items]
Debt retired, amount		$ 800,000,000
Interest rate on notes		0.00%
125 Million USD floating rate term loan maturing in Sept 2016 [Member]
Debt Instrument [Line Items]
Debt retired, amount	125,000,000
200 Million USD floating rate term loan maturing in Sept 2016 [Domain]
Debt Instrument [Line Items]
Debt retired, amount	200,000,000
90 million USD revolving credit facility
Debt Instrument [Line Items]
Debt Instrument, Term								1 year
Amount of credit facility								$ 90,000,000
Debt retired, amount					$ 90,000,000						90,000,000
Proceeds from Lines of Credit								90,000,000
500 million USD floating rate term loan maturing in September 2015
Debt Instrument [Line Items]
Debt retired, amount											500,000,000
150 million USD floating rate term loan maturing in September 2015
Debt Instrument [Line Items]
Debt retired, amount											150,000,000
70 million euro floating rate credit facility
Debt Instrument [Line Items]
Debt retired, amount | €						€ 70,000,000
100 million USD floating rate term loan maturing in September 2015
Debt Instrument [Line Items]
Debt retired, amount											100,000,000
37 billion yen floating rate syndicated term loan maturing in June 2020
Debt Instrument [Line Items]
Debt Instrument, Term							5 years
Long-term Debt | ¥														¥ 37
7.7 % Due in 2015
Debt Instrument [Line Items]
Debt retired, amount								$ 125,000,000
Interest rate on notes								0.00%
Contingent on consumation of Tyco merger [Domain] | 2.0 billion USD revolving credit facility [Domain]
Debt Instrument [Line Items]
Amount of credit facility		$ 2,000,000,000
Length of Credit Facility									4 years	4 years
Proceeds from Lines of Credit									$ 0
Tyco International Holding S.a.r.L. (TSarL) [Member] | LIBOR plus One Point Five Percent Due in Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Long-term Debt	4,000,000,000				0				4,000,000,000		0
Johnson Controls International plc [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt									1,500,000,000
Adient [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt									500,000,000
Amount of credit facility	$ 1,500,000,000								1,500,000,000
Length of Credit Facility	5 years
Proceeds from Lines of Credit									0
Adient [Member] | Four Point Eight Seven Five Percent Due Two Thousand Twenty Six [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 900,000,000				0				900,000,000		0
Adient [Member] | LIBOR plus One Point Zero Zero Five Percent Due Two Thousand Twenty One [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 1,500,000,000				$ 0				$ 1,500,000,000		$ 0
Length of Credit Facility	5 years
Interest rate on notes	1.005%				1.005%				1.005%		1.005%	1.005%	1.005%
Adient [Member] | Three Point Five Percent Due Two Thousand Twenty Four [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 1,119,000,000				$ 0				$ 1,119,000,000		$ 0
Debt instrument, face amount | €												€ 1,000,000,000	€ 1,000,000,000
Interest rate on notes	3.50%				3.50%				3.50%		3.50%	3.50%	3.50%
Adient [Member] | 4.95% Due in 2064
Debt Instrument [Line Items]
Debt instrument, face amount	$ 900,000,000				$ 900,000,000				$ 900,000,000		$ 900,000,000
Interest rate on notes	4.875%				4.875%				4.875%		4.875%	4.875%	4.875%